Structured entities - Nature and risks associated with interests in unconsolidated structured entities (Details) $ in Millions		Dec. 31, 2023 USD ($) entity	Dec. 31, 2022 USD ($) entity	Dec. 31, 2021 USD ($)
Disclosure of unconsolidated structured entities [line items]
Trading assets	[1]	$ 289,159	$ 218,093	$ 248,842
– financial assets designated and otherwise mandatorily measured at fair value	[1]	110,643	100,101	110,795
– loans and advances to customers	[1]	938,535	923,561	1,044,534
– financial investments		13,701	15,752
– other assets				1,307,290
– other liabilities		$ 21,834	$ 20,242	$ 2,634,873
Total
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		3,654	3,497
Total assets in relation to HSBC’s interests in the unconsolidated structured entities		$ 41,100	$ 35,500
Trading assets		600	500
– financial assets designated and otherwise mandatorily measured at fair value		32,300	28,400
– loans and advances to customers		6,300	4,900
– financial investments		1,100	1,000
– other assets		800	700
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities		300	400
– other liabilities		300	400
Other off-balance sheet commitments		8,200	8,100
HSBC's maximum exposure		$ 49,000	$ 43,200
Total | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		1,770	1,785
Total | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		1,172	1,043
Total | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		457	416
Total | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		241	224
Total | 25,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		14	29
Securitisations
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		124	93
Total assets in relation to HSBC’s interests in the unconsolidated structured entities		$ 3,200	$ 2,500
Trading assets		0	0
– financial assets designated and otherwise mandatorily measured at fair value		0	0
– loans and advances to customers		3,200	2,500
– financial investments		0	0
– other assets		0	0
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities		0	0
– other liabilities		0	0
Other off-balance sheet commitments		100	200
HSBC's maximum exposure		$ 3,300	$ 2,700
Securitisations | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		120	85
Securitisations | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		4	8
Securitisations | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		0	0
Securitisations | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		0	0
Securitisations | 25,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		0	0
HSBC managed funds
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		499	491
Total assets in relation to HSBC’s interests in the unconsolidated structured entities		$ 13,900	$ 10,700
Trading assets		600	400
– financial assets designated and otherwise mandatorily measured at fair value		12,600	9,700
– loans and advances to customers		0	0
– financial investments		700	600
– other assets		0	0
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities		0	0
– other liabilities		0	0
Other off-balance sheet commitments		1,900	1,500
HSBC's maximum exposure		$ 15,800	$ 12,200
HSBC managed funds | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		337	338
HSBC managed funds | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		96	102
HSBC managed funds | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		39	28
HSBC managed funds | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		24	18
HSBC managed funds | 25,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		3	5
Non-HSBC managed funds
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		2,986	2,868
Total assets in relation to HSBC’s interests in the unconsolidated structured entities		$ 20,700	$ 19,700
Trading assets		0	100
– financial assets designated and otherwise mandatorily measured at fair value		19,700	18,700
– loans and advances to customers		600	500
– financial investments		400	400
– other assets		0	0
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities		0	0
– other liabilities		0	0
Other off-balance sheet commitments		5,000	4,600
HSBC's maximum exposure		$ 25,700	$ 24,300
Non-HSBC managed funds | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		1,271	1,321
Non-HSBC managed funds | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		1,069	929
Non-HSBC managed funds | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		418	388
Non-HSBC managed funds | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		217	206
Non-HSBC managed funds | 25,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		11	24
Other
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		45	45
Total assets in relation to HSBC’s interests in the unconsolidated structured entities		$ 3,300	$ 2,600
Trading assets		0	0
– financial assets designated and otherwise mandatorily measured at fair value		0	0
– loans and advances to customers		2,500	1,900
– financial investments		0	0
– other assets		800	700
Total liabilities in relation to HSBC’s interests in the unconsolidated structured entities		300	400
– other liabilities		300	400
Other off-balance sheet commitments		1,200	1,800
HSBC's maximum exposure		$ 4,200	$ 4,000
Other | 0–500
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		42	41
Other | 500–2,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		3	4
Other | 2,000–5,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		0	0
Other | 5,000–25,000
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		0	0
Other | 25,000+
Disclosure of unconsolidated structured entities [line items]
Number of entities | entity		0	0

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.